Loans (Classes of the Loan Portfolio Summarized by the Aggregate Risk Level) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	$ 208,919	$ 202,429
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	199,290	191,041
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	4,476	2,636
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	5,153	8,752
Real Estate: [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	175,724	171,700
Real Estate: [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	170,689	162,197
Real Estate: [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	755	766
Real Estate: [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	4,280	8,737
One-to-four-family [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	90,186	96,539
One-to-four-family [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	86,077	88,137
One-to-four-family [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	4,109	8,402
Multi-family [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	25,773	21,241
Multi-family [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	25,018	20,475
Multi-family [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	755	766
Non-residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	50,660	43,401
Non-residential [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	50,660	43,401
Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	935	398
Construction [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	935	398
Home equity and second mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	8,170	10,121
Home equity and second mortgages [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	7,999	9,786
Home equity and second mortgages [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	171	335
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	33,092	30,646
Commercial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	28,498	28,761
Commercial [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	3,721	1,870
Commercial [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	873	15
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	103	83
Consumer [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	$ 103	$ 83